Acquisitions (Details - Pro Forma Info) - Fat Shark And Rotor Riot [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Business Acquisition [Line Items]
Revenue	$ 2,030	$ 0
Gross profit/(loss)	593	0
Loss from operations	(2,658)	(1,613)
Other expense	60	0
Net loss	$ (2,718)	$ (1,613)
Net earnings per share:
Basic	$ (0.34)	$ (0.47)
Pro Forma [Member]
Business Acquisition [Line Items]
Revenue	$ 2,525	$ 2,663
Gross profit/(loss)	624	362
Loss from operations	(3,347)	(3,876)
Other expense	39	36
Net loss	$ (3,386)	$ (3,912)
Net earnings per share:
Basic	$ (0.34)	$ (0.44)